Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 120,166,000	$ 9,747,000
Accounts receivable, net	15,333,000	2,607,000
Deferred transaction costs		1,002,000
Prepaid expenses, current	11,027,000	6,187,000
Warrant receivable	3,850,000
Other current assets	4,742,000	131,000
Total current assets	155,118,000	19,674,000
Restricted cash	13,002,000
Operating lease right-of-use assets	122,025,000	8,828,000
Finance lease right-of-use assets	328,526,000	33,774,000
Equipment, net	54,936,000	14,866,000
Prepaid expenses, non-current	1,128,000
Intangible assets, net	49,045,000	16,000
Capitalized software	227,000	276,000
Other long-term assets	18,336,000
Total assets	742,343,000	77,434,000
Current liabilities:
Accounts payable	19,769,000	6,405,000
Credit card payable	130,000	222,000
Operating lease liabilities, current	20,169,000	4,388,000
Finance lease liabilities, current	82,238,000	12,721,000
Financial obligation, current	19,339,000
Customer deposits, current	34,880,000	15,426,000
Accrued expenses and other liabilities	2,173,000	1,235,000
Debt, current		242,000
Total current liabilities	178,698,000	40,639,000
Customer deposits, non-current	93,496,000
Deferred tax liability	55,669,000
Operating lease liabilities, non-current	99,352,000	4,971,000
Finance lease liabilities, non-current	155,888,000	17,664,000
Financial obligation, non-current	59,145,000
Related party loan, non-current		1,430,000
Debt, non-current		4,594,000
Total liabilities	642,248,000	69,298,000
Commitments and contingencies (Note 18)
Stockholders’ Equity:
Additional paid-in capital	196,291,000	25,172,000
Accumulated deficit	(96,203,000)	(17,039,000)
Total stockholders’ equity	100,095,000	8,136,000	$ 7,493,000
Total liabilities and stockholders’ equity	742,343,000	77,434,000
Common Class A [Member]
Stockholders’ Equity:
Common stock Value	4,000
Common Class B [Member]
Stockholders’ Equity:
Common stock Value	$ 3,000	3,000
Boost Run Holdings LLC [Member]
Current assets:
Cash		9,747,000	335,000
Accounts receivable, net		2,607,000	253,000
Deferred transaction costs		1,002,000
Prepaid expenses, current		6,187,000	549,000
Other current assets		131,000	29,000
Total current assets		19,674,000	1,166,000
Operating lease right-of-use assets		8,828,000	2,938,000
Finance lease right-of-use assets		33,774,000	1,939,000
Equipment, net		14,866,000	6,903,000
Intangible assets, net		16,000
Capitalized software		276,000	371,000
Total assets		77,434,000	13,317,000
Current liabilities:
Accounts payable		6,405,000	77,000
Credit card payable		222,000	359,000
Operating lease liabilities, current		4,388,000	985,000
Finance lease liabilities, current		12,721,000	616,000
Accrued expenses and other liabilities		16,661,000	546,000
Debt, current		242,000
Total current liabilities		40,639,000	2,583,000
Operating lease liabilities, non-current		4,971,000	1,830,000
Finance lease liabilities, non-current		17,664,000	1,411,000
Related party loan, non-current		1,430,000
Debt, non-current		4,594,000
Total liabilities		69,298,000	5,824,000
Commitments and contingencies (Note 18)
Stockholders’ Equity:
Common stock Value		11,182,000	7,690,000
Additional paid-in capital		13,993,000	568,000
Accumulated deficit		(17,039,000)	(765,000)
Total stockholders’ equity		8,136,000	7,493,000
Total liabilities and stockholders’ equity		77,434,000	$ 13,317,000
Previously Reported [Member]
Current liabilities:
Accrued expenses		25,450
Related party payable		26,000
Total liabilities		51,450
Stockholders’ Equity:
Common stock Value
Accumulated deficit		(51,450)
Total stockholders’ equity		(51,450)
Total liabilities and stockholders’ equity